Related Party Balances and Transactions - Purchase of raw material, property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 137,586	¥ 42,202	¥ 11,107
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	114,329	34,220
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	22,797	¥ 7,982	¥ 11,107
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 460